Schedule II - Valuation and Qualifying Accounts (Details) - Allowance for doubtful accounts - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Year	$ 7,255	$ 8,847	$ 10,683
Provision Charged to Expense	2,135	2,093	1,363
Write-Offs	(1,642)	(2,022)	(2,263)
Foreign Exchange and Other	(134)	(1,663)	(936)
Balance at End of Year	$ 7,614	$ 7,255	$ 8,847